Significant Accounting Policies - Additional Information (Details) - Investment properties [Member]	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Significant Accounting Policies [Line Items]
Investment property useful life (in years)	8
Top of range [member]
Significant Accounting Policies [Line Items]
Investment property useful life (in years)	40